Schedule of Accounts Receivable (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1		$ 176,404
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2		15,110
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3		(10,000)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4		0
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5		166,404
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6		15,110
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	169,361
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	176,404
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	(8,968)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	(10,000)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	160,393
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	$ 166,404